Intangible assets, net (Tables)	12 Months Ended
Jun. 30, 2013
Intangible Assets, Net (Excluding Goodwill) [Abstract]
Schedule of Finite-Lived Intangible Assets [Table Text Block]
	As of June 30,
	2012	2013	2013
	RMB	RMB	US$
Cost:
Patents, trademark and licenses	37,070,000	38,520,000	6,276,273
Copyrights, mini lamb video series
and franchises agreement	21,700,000	21,770,000	3,547,105
Non-competition agreement	5,000,000	5,000,000	814,677
Preferential leasing contracts	17,600,000	33,200,000	5,409,457
Total	81,370,000	98,490,000	16,047,512
Accumulative amortization and impairment:
Patents, trademarks and licenses	(4,355,489)	(7,017,155)	(1,143,343)
Copyrights, mini lamb video series and
franchises agreement	(3,450,000)	(4,381,167)	(713,847)
Non-competition agreement	(3,900,000)	(4,057,143)	(661,052)
Preferential leasing contracts	(849,123)	(2,720,149)	(443,210)
Total	(12,554,612)	(18,175,614)	(2,961,452)
Intangible assets, net	68,815,388	80,314,386	13,086,060

Schedule Of Finite-Lived Intangible Assets Useful Life [Table Text Block]
Amortization is computed using the straight-line method over the intangible assets' economic lives, (trademark with indefinite useful life acquired is not subject to amortization), as the following:

Patents and licenses	1 - 10 years
Copyrights, mini lamb video series and franchises agreement	15 years
Non-competition agreement	10 years
Preferential leasing contracts	19 years

Schedule of Impaired Intangible Assets [Table Text Block]
For the years ended June 30, 2011, 2012 and 2013, the Group recorded an impairment loss of RMB942,678, RMB3,000,000 and nil on its intangible assets for the continuing operations, respectively, in connection with the assessment of mini lamb video series and non-competition agreement, as follows:

	Years ended June 30,
	2011	2012	2013	2013
	RMB	RMB	RMB	US$

Research and development expenditures	792,049	-	-	-
General and administrative expenses	150,629	3,000,000	-	-
	942,678	3,000,000	-	-

Schedule of Finite-Lived Intangible Assets, Future Amortization Expense [Table Text Block]
The following table represents the total estimated amortization expense of intangible assets for each of the next five years:

	RMB	US$
Year ending June 30,
- 2014	5,995,239	976,837
- 2015	5,781,350	941,987
- 2016	5,761,906	938,819
- 2017	5,415,239	882,334
- 2018	5,415,239	882,334